UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31,2008

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-APR-08

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          103

Form 13F Information Table Value Total:      $122,354

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      503     7750 SH       Sole                                       7750
AT & T Corp.                   COM              00206R102      248     6472 SH       Sole                                       6472
Abbott Laboratories            COM              002824100      292     5300 SH       Sole                                       5300
                                                                55     1000 SH       Defined                                    1000
Adobe Systems Inc.             COM              00724f101     1789    50275 SH       Sole                    10145             40130
                                                                60     1675 SH       Defined                                    1675
American Express Co.           COM              025816109     1904    43561 SH       Sole                     8298             35263
                                                                58     1325 SH       Defined                                    1325
Archer-Daniels-Midland Company COM              039483102     1983    48185 SH       Sole                    10005             38180
                                                                33      800 SH       Defined                                     800
Auto Data Processing           COM              053015103     1842    43448 SH       Sole                     7810             35638
                                                                54     1275 SH       Defined                                    1275
Bank of America Corp.          COM              060505104     2706    71376 SH       Sole                    10624             60752
                                                              1187    31310 SH       Defined                    75             31235
Becton, Dickinson & Company    COM              075887109     2529    29460 SH       Sole                     5800             23660
                                                               124     1450 SH       Defined                                    1450
C.R. Bard Inc.                 COM              067383109     2937    30470 SH       Sole                     5945             24525
                                                               111     1150 SH       Defined                    25              1125
CenturyTel, Inc.               COM              156700106     1350    40600 SH       Sole                     8650             31950
                                                                39     1175 SH       Defined                    75              1100
Chubb Corp.                    COM              171232101     1968    39770 SH       Sole                     7890             31880
                                                                61     1225 SH       Defined                    50              1175
Cisco Systems, Inc.            COM              17275R102     1340    55622 SH       Sole                    11795             43827
                                                                26     1100 SH       Defined                                    1100
Cohen Steers Realty Ishares    COM              464287564     1050    13065 SH       Sole                     2455             10610
                                                                66      815 SH       Defined                    40               775
Colgate Palmolive              COM              194162103      413     5300 SH       Sole                                       5300
Danaher Corp.                  COM              235851102     3604    47398 SH       Sole                     7650             39748
                                                               125     1645 SH       Defined                                    1645
Disney (Walt) Holding Co.      COM              254687106       94     3000 SH       Sole                                       3000
                                                               115     3680 SH       Defined                                    3680
Dow-Jones AIG Commodity ETN    COM              06738C778     4200    68400 SH       Sole                    10125             58275
                                                               132     2155 SH       Defined                    80              2075
Electronic Arts, Inc.          COM              285512109     1316    26360 SH       Sole                     5905             20455
                                                                34      675 SH       Defined                                     675
Emerson Electric Company       COM              291011104     2563    49806 SH       Sole                     8575             41231
                                                               112     2175 SH       Defined                    50              2125
Exxon Mobil Corp.              COM              30231G102     4823    57024 SH       Sole                     9389             47635
                                                               405     4785 SH       Defined                                    4785
Federal Express Corporation    COM              31428X106     2023    21825 SH       Sole                     3840             17985
                                                                30      325 SH       Defined                                     325
Fiserv Inc.                    COM              337738108     2187    45470 SH       Sole                     8825             36645
                                                                78     1625 SH       Defined                    50              1575
General Electric Co.           COM              369604103     3652    98688 SH       Sole                    12810             85878
                                                               364     9825 SH       Defined                                    9825
GlaxoSmithKline ADR            ADR              37733W105      145     3410 SH       Sole                                       3410
                                                               131     3076 SH       Defined                                    3076
Hess Corporation               COM              42809h107      493     5595 SH       Sole                     1800              3795
                                                                79      900 SH       Defined                                     900
IBM Corp.                      COM              459200101      204     1775 SH       Defined                                    1775
Johnson & Johnson              COM              478160104     1936    29849 SH       Sole                     6387             23462
                                                                52      800 SH       Defined                                     800
Johnson Controls Inc.          COM              478366107     1991    58901 SH       Sole                    14640             44261
                                                                66     1950 SH       Defined                                    1950
KeyCorp New                    COM              493267108      830    37810 SH       Sole                     8430             29380
                                                                 5      225 SH       Defined                                     225
MSCI EAFE Ishares              COM              464287465     6283    87390 SH       Sole                    12075             75315
                                                               251     3490 SH       Defined                   290              3200
MSCI Emerging Markets Ishares  COM              464287234     4292    31940 SH       Sole                     4145             27795
                                                               180     1343 SH       Defined                    33              1310
McGraw-Hill Inc.               COM              580645109     1843    49891 SH       Sole                     9496             40395
                                                                68     1850 SH       Defined                                    1850
P P G Industries Inc.          COM              693506107     1598    26416 SH       Sole                     5235             21181
                                                                27      450 SH       Defined                                     450
PepsiCo Inc.                   COM              713448108     3234    44787 SH       Sole                    10507             34280
                                                               525     7275 SH       Defined                                    7275
Pfizer Inc.                    COM              717081103      120     5756 SH       Sole                      290              5466
                                                               113     5400 SH       Defined                                    5400
Procter & Gamble Co.           COM              742718109     1584    22606 SH       Sole                      805             21801
                                                               287     4100 SH       Defined                                    4100
Quest Diagnostics              COM              74834l100     2479    54760 SH       Sole                     9435             45325
                                                                53     1175 SH       Defined                   100              1075
Questar Corp.                  COM              748356102     1709    30210 SH       Sole                     6300             23910
                                                                33      575 SH       Defined                                     575
Regions Financial Corp.        COM              7591ep100      537    27212 SH       Sole                     7168             20044
                                                               141     7138 SH       Defined                                    7138
S&P Mid Cap 400 Ishares        COM              464287507     6124    78774 SH       Sole                    11615             67159
                                                               212     2725 SH       Defined                   100              2625
S&P Small Cap 600 Ishares      COM              464287804     4006    66850 SH       Sole                     9870             56980
                                                               144     2400 SH       Defined                   100              2300
Schlumberger Ltd.              COM              806857108     4063    46703 SH       Sole                     8090             38613
                                                               296     3400 SH       Defined                                    3400
Sigma Aldrich Corp.            COM              826552101     3507    58791 SH       Sole                    10800             47991
                                                               139     2325 SH       Defined                                    2325
Southern Company               COM              842587107     3106    87232 SH       Sole                    14296             72936
                                                               382    10715 SH       Defined                   300             10415
Standard & Poor's 500 Dep. Rec COM              78462f103      853     6466 SH       Sole                      659              5807
                                                                19      145 SH       Defined                                     145
Stryker Corp.                  COM              863667101     4973    76445 SH       Sole                     9531             66914
                                                                57      875 SH       Defined                                     875
Supervalu Inc.                 COM              868536103     1446    48230 SH       Sole                     9180             39050
                                                                47     1575 SH       Defined                    50              1525
Tortoise Energy Infrastructure COM              89147l100     2331    77684 SH       Sole                    14755             62929
                                                                92     3075 SH       Defined                                    3075
U.S. Bancorp Del New           COM              902973304     1651    51027 SH       Sole                    11180             39847
                                                               345    10650 SH       Defined                                   10650
United Healthcare Corp.        COM              91324p102     1505    43800 SH       Sole                     8360             35440
                                                                24      700 SH       Defined                                     700
United Technologies Corp.      COM              913017109     3118    45300 SH       Sole                     7390             37910
                                                               177     2575 SH       Defined                   350              2225
Wachovia Corp New              COM              929903102      210     7762 SH       Defined                                    7762
Walgreen Company               COM              931422109     1552    40740 SH       Sole                     8584             32156
                                                               100     2615 SH       Defined                                    2615